UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2012             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 14.7%
Carnival PLC (United Kingdom)	20,797	$622,039
Ctrip.com International, Ltd., ADR (China)*	14,476	362,624
Daimler AG (Germany)	12,024	667,361
Ford Motor Co. (United States)	60,070	746,069
Hanesbrands, Inc. (United States)*	18,523	455,666
Hasbro, Inc. (United States)	13,697	478,162
Hennes & Mauritz AB, B Shares (Sweden)	15,683	513,831
Hyundai Motor Co. (South Korea)	2,320	455,734
Lennar Corp., Class A (United States)	30,842	662,795
Li & Fung, Ltd. (Hong Kong)	235,300	512,422
NIKE, Inc., Class B (United States)	3,641	378,628
Nitori Holdings Co., Ltd. (Japan)	3,876	356,465
Omnicom Group, Inc. (United States)	9,973	454,869
Publicis Groupe SA (France)	13,243	667,444
Stanley Electric Co., Ltd. (Japan)	20,942	321,952
TJX Cos., Inc. (United States)	5,613	382,470
Toyota Motor Corp. (Japan)	19,244	709,767
TRW Automotive Holdings Corp. (United States)*	11,655	437,296
Urban Outfitters, Inc. (United States)*	17,669	468,229
Walt Disney Co., The (United States)	11,539	448,867
Total Consumer Discretionary		10,102,690
Consumer Staples - 7.2%
Anheuser-Busch InBev N.V. (Belgium)	8,630	524,712
British American Tobacco PLC (United Kingdom)	13,179	606,868
Carlsberg A/S, Class B (Denmark)	4,900	373,509
Japan Tobacco, Inc. (Japan)	120	592,552
Jeronimo Martins SGPS, S.A. (Portugal)*	30,929	516,761
PepsiCo, Inc. (United States)	11,561	759,211
Philip Morris International, Inc. (United States)	13,458	1,006,255
Tesco PLC (United Kingdom)	119,462	602,391
Total Consumer Staples		4,982,259
Energy - 11.1%
Apache Corp. (United States)	7,687	760,091
BG Group PLC (United Kingdom)	28,742	647,630
Canadian Natural Resources, Ltd. (Canada)	5,559	220,209
CNOOC, Ltd. (China)	171,800	349,991
Ensco PLC, Sponsored ADR (United Kingdom)	11,585	609,834
Gazprom OAO, Sponsored ADR (Russia)	49,285	598,814
Halliburton Co. (United States)	15,009	552,031
Noble Corp. (Switzerland)*	13,678	476,542

	Shares	Value
Noble Energy, Inc. (United States)	5,363	$539,893
Occidental Petroleum Corp. (United States)	5,175	516,310
Petroleo Brasileiro, S.A., ADR (Brazil)	20,372	622,365
Schlumberger, Ltd. (United States)	9,212	692,466
Total SA (France)	12,815	679,215
Transocean, Ltd. (Switzerland)	8,669	410,044
Total Energy		7,675,435
Financials - 18.3%
Akbank T.A.S. (Turkey)	80,658	302,497
Allianz SE (Germany)	7,099	782,573
Banco Bradesco, S.A., ADR (Brazil)	30,364	542,908
BNP Paribas SA (France)	8,351	355,203
Citigroup, Inc. (United States)	27,770	853,094
Credit Suisse Group AG (Switzerland)*	24,403	634,953
DBS Group Holdings, Ltd. (Singapore)	32,230	345,920
Franklin Resources, Inc. (United States)	4,324	458,776
Goldman Sachs Group, Inc., The (United States)	4,869	542,747
HSBC Holdings PLC (United Kingdom)	95,154	795,021
Industrial & Commercial Bank of China, Class H (China)	1,150,000	803,159
Intesa Sanpaolo S.p.A (Italy)	274,957	526,641
JPMorgan Chase & Co. (United States)	35,735	1,332,916
Prudential PLC (United Kingdom)	52,467	580,336
Sberbank of Russia, Sponsored ADR (Russia)*	36,848	442,176
Societe Generale SA (France)	13,946	372,817
Sony Financial Holdings, Inc. (Japan)	29,260	487,808
Sumitomo Mitsui Financial Group, Inc. (Japan)	38,543	1,232,616
US Bancorp (United States)	15,868	447,795
Wells Fargo & Co. (United States)	27,589	805,875
Total Financials		12,645,831

Health Care - 7.1%
Agilent Technologies, Inc. (United States)*	14,287	606,769
Celgene Corp. (United States)*	6,033	438,599
Fresenius SE & Co. KGaA (Germany)	5,654	574,789
Medco Health Solutions, Inc. (United States)*	12,133	752,489
Mettler-Toledo International, Inc. (United States)*	2,585	453,668
Sanofi (France)	8,916	661,055
Sonova Holding AG (Switzerland)*	5,022	514,923
Tenet Healthcare Corp. (United States)*	82,419	435,997
Vertex Pharmaceuticals, Inc. (United States)*	12,364	456,850
Total Health Care		4,895,139

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.0%
Assa Abloy AB (Sweden)	18,092	$492,294
Danaher Corp. (United States)	8,836	463,978
Delta Air Lines, Inc. (United States)*	83,415	880,028
Experian PLC (Ireland)	33,578	455,565
FANUC Corp. (Japan)	2,180	367,041
Fiat Industrial SpA (Italy)*	66,475	653,265
G4S PLC (United Kingdom)	121,092	514,903
General Electric Co. (United States)	27,304	510,858
Hutchison Whampoa, Ltd. (Hong Kong)	70,852	672,537
Keppel Corp., Ltd. (Singapore)	23,723	204,171
Kuehne + Nagel International AG (Switzerland)	5,156	649,584
Mitsubishi Corp. (Japan)	13,312	304,423
Mitsubishi Electric Corp. (Japan)	32,700	294,414
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	18,250	612,105
Union Pacific Corp. (United States)	2,720	310,923
United Continental Holdings, Inc. (United States)*	32,904	760,082
Wolseley PLC (Switzerland)	23,646	820,168
Total Industrials		8,966,339
Information Technology - 15.7%
Apple, Inc. (United States)*	2,211	1,009,277
Applied Materials, Inc. (United States)	35,664	437,954
eBay, Inc. (United States)*	19,359	611,744
Google, Inc., Class A (United States)*	2,579	1,496,104
Infosys, Ltd., Sponsored ADR (India)	13,160	723,668
Marvell Technology Group, Ltd. (Bermuda)*	45,469	706,134
Microsoft Corp. (United States)	47,663	1,407,488
ON Semiconductor Corp. (United States)*	84,220	732,714
Oracle Corp. (United States)	12,911	364,090
Samsung Electronics Co., Ltd., GDR (South Korea)	2,047	1,010,534
SAP AG (Germany)	11,404	689,503
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	34,496	485,704

	Shares	Value
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	56,624	$526,956
Toshiba Corp. (Japan)	141,200	600,560
Yahoo Japan Corp. (Japan)	76	23,254
Total Information Technology		10,825,684
Materials - 5.6%
BHP Billiton PLC (United Kingdom)	20,144	677,176
CF Industries Holdings, Inc. (United States)	3,153	559,279
Rio Tinto, Ltd. (Australia)	4,175	306,319
Syngenta AG (Switzerland)*	1,885	572,426
Vale S.A., Sponsored ADR (Brazil)	19,641	496,917
Xstrata PLC (Switzerland)	32,419	551,813
Yara International ASA (Norway)	16,473	664,332
Total Materials		3,828,262
Telecommunication Services - 1.4%
Koninklijke KPN N.V. (Netherlands)	39,077	428,807
Vodafone Group PLC (United Kingdom)	199,323	537,605
Total Telecommunication Services		966,412
Utilities - 1.6%
AES Corp., The (United States)*	50,272	641,472
NRG Energy, Inc. (United States)*	27,259	460,132
Total Utilities		1,101,604
Total Common Stocks (cost $65,895,024)		65,989,655
Exchange Traded Notes - 0.9%
iPath MSCI India Index ETN (United States)* (cost $679,163)	10,771	611,793
Other Investment Companies - 1.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11% (cost $741,901)	741,901	741,901
Total Investments - 97.7% (cost $67,316,088)		67,343,349
Other Assets, less Liabilities - 2.3%		1,585,041
Net Assets - 100.0%		$68,928,390

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 12.2%
Anta Sports Products, Ltd. (China)	566,049	$568,440
Corp. GEO, S.A.B. de C.V., Series B (Mexico)*	52,912	83,545
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	28,625	578,225
Dongfeng Motor Group Co., Ltd., Class H (China)	714,000	1,334,186
Gafisa, S.A., ADR (Brazil)	70,204	380,506
Hyundai Motor Co. (South Korea)	10,587	2,079,680
MRV Engenharia e Participacoes, S.A. (Brazil)	105,898	815,206
Naspers, Ltd., N Shares (South Africa)	44,410	2,220,555
Parkson Retail Group, Ltd. (China)	762,500	912,502
Woongjin Coway Co., Ltd. (South Korea)*	31,260	1,132,320
Total Consumer Discretionary		10,105,165
Consumer Staples - 5.2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	30,100	420,372
E-Mart Co., Ltd. (South Korea)	5,545	1,335,743
Jeronimo Martins SGPS, S.A. (Portugal)*	37,543	627,268
Magnit OJSC, Sponsored GDR (Russia)	2,200	56,607
Natura Cosmeticos SA (Brazil)	28,528	610,988
SABMiller PLC (United Kingdom)	22,269	848,927
Shinsegae Co., Ltd. (South Korea)	1,821	447,209
Total Consumer Staples		4,347,114
Energy - 15.8%
Adaro Energy Tbk PT (Indonesia)	4,182,104	848,908
Banpu PCL (Thailand)	38,100	724,701
China Shenhua Energy Co., Ltd., Class H (China)	345,500	1,517,360
CNOOC, Ltd., ADR (Hong Kong)	8,198	1,667,473
Ecopetrol, S.A., Sponsored ADR (Colombia)	18,629	951,383
Gazprom OAO, Sponsored ADR (Russia)	168,680	2,049,468
OGX Petroleo e Gas Participacoes SA (Brazil)*	45,846	434,267
Pacific Rubiales Energy Corp. (Canada)	27,723	697,568
PetroChina Co., Ltd., ADR (China)	6,908	1,005,114
Petroleo Brasileiro, S.A., ADR (Brazil)	33,928	1,036,500
Rosneft Oil Co., GDR (Russia)	46,964	346,774
Shougang Fushan Resources Group, Ltd. (Hong Kong)	1,200,000	481,802
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	228,500	510,907
TMK OAO, GDR (Russia)	31,437	371,895

	Shares	Value
Yanzhou Coal Mining Co., Ltd., Class H (China)	184,000	$439,047
Total Energy		13,083,167
Financials - 27.5%
ABSA Group, Ltd. (South Africa)	36,246	686,406
African Bank Investments, Ltd. (South Africa)	107,309	499,831
Banco Bradesco, S.A., ADR (Brazil)	112,963	2,019,778
Banco Santander Brasil, S.A., ADR (Brazil)	102,377	933,678
Banco Santander Chile, ADR (Chile)	6,728	548,332
BanColombia, S.A., Sponsored ADR (Colombia)	7,160	443,992
Bangkok Bank PCL (Thailand)	152,500	819,250
Bank Mandiri Tbk PT (Indonesia)	524,961	390,300
Bank Pekao S.A. (Poland)	21,190	1,035,434
BR Malls Participacoes, S.A. (Brazil)	69,502	758,587
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	47,095	726,425
China Construction Bank Corp., Class H (China)	1,269,000	1,012,869
China Life Insurance Co., Ltd., Class H (China)	205,000	601,745
Dongbu Insurance Co, Ltd. (South Korea)	15,316	654,417
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	177,988	710,089
Haci Omer Sabanci Holding A.S. (Turkey)	228,165	871,902
Housing Development Finance Corp. (India)	63,798	899,162
Industrial & Commercial Bank of China, Class H (China)	2,202,000	1,537,875
Itau Unibanco Holding, S.A., ADR (Brazil)	52,617	1,050,235
Kasikornbank PCL (Thailand)	202,800	865,555
KB Financial Group, Inc., ADR (South Korea)*	11,090	420,311
Komercni Banka A.S. (Czech Republic)	5,888	1,128,199
Power Finance Corp., Ltd. (India)*	91,207	312,751
Sberbank of Russia (Russia)	500,563	1,486,690
Shinhan Financial Group Co., Ltd. (South Korea)*	14,866	591,400
State Bank of India, Sponsored GDR (India)	11,016	919,230
Turkiye Garanti Bankasi A.S. (Turkey)	241,432	869,358
Total Financials		22,793,801
Health Care - 2.4%
Amil Participacoes S.A. (Brazil)	52,215	522,688
Aspen Pharmacare Holdings, Ltd. (South Africa)*	64,390	819,270
Diagnosticos da America SA (Brazil)	14,170	136,250
Mindray Medical International, Ltd., ADR (China)	16,252	483,660
Total Health Care		1,961,868

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 4.1%
Bidvest Group, Ltd. (South Africa)	32,171	$688,963
CCR, S.A. (Brazil)	131,898	917,971
IRB Infrastructure Developers, Ltd. (India)*	60,620	213,666
Localiza Rent a Car, S.A. (Brazil)	62,043	1,018,781
Tata Motors, Ltd., Sponsored ADR (India)	22,355	538,308
Total Industrials		3,377,689
Information Technology - 13.4%
Delta Electronics, Inc. (Taiwan)	89,700	232,226
Hon Hai Precision Industry Co., Ltd. (Taiwan)	244,700	789,150
Infosys, Ltd., Sponsored ADR (India)	24,529	1,348,850
Lenovo Group, Ltd. (China)	414,000	331,167
NHN Corp. (South Korea)*	9,602	1,810,152
Samsung Electronics Co., Ltd. (South Korea)	2,726	2,684,248
Synnex Technology International Corp. (Taiwan)	357,035	881,183
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	459,000	1,217,666
Tata Consultancy Services, Ltd. (India)	36,832	841,323
Unimicron Technology Corp. (Taiwan)	501,208	660,936
Wistron Corp. (Taiwan)	206,573	310,328
Total Information Technology		11,107,229

Materials - 10.4%
Anhui Conch Cement Co., Ltd., Class H (China)	229,500	773,203
BHP Billiton PLC (United Kingdom)	31,224	1,052,356
Grupo Mexico, S.A.B. de C.V. (Mexico)	412,424	1,312,824
Huabao International Holdings, Ltd. (Hong Kong)	1,097,000	746,121
Israel Chemicals, Ltd. (Israel)	68,264	712,493

	Shares	Value
LG Chem, Ltd. (South Korea)*	1,949	$647,031
Magnitogorsk Iron & Steel Works, Sponsored GDR (Russia)	57,320	341,965
Novolipetsk Steel OJSC, GDR (Russia)	35,034	865,055
Sterlite Industries India, Ltd., ADR (India)	53,001	484,959
Vale S.A., Sponsored ADR (Brazil)	66,596	1,684,879
Total Materials		8,620,886
Telecommunication Services - 3.0%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	35,479	823,468
Mobile Telesystems OJSC, Sponsored ADR (Russia)	46,654	781,921
MTN Group, Ltd. (South Africa)	50,074	851,951
Total Telecommunication Services		2,457,340
Utilities - 1.9%
Federal Grid Co. Unified Energy System JSC (Russia)	34,046,211	326,844
GAIL India, Ltd. (India)*	114,317	861,601
Tractebel Energia, S.A. (Brazil)	23,898	414,987
Total Utilities		1,603,432
Total Common Stocks (cost $77,718,355)		79,457,691
Other Investment Companies - 1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11% (cost $989,163)	989,163	989,163
Total Investments - 97.1% (cost $78,707,518)		80,446,854
Other Assets, less Liabilities - 2.9%		2,419,439
Net Assets - 100.0%		$82,866,293

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

January 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 15.3%
Anta Sports Products, Ltd. (China)	179,000	$179,756
Cia Hering (Brazil)	9,211	221,418
Ctrip.com International, Ltd., ADR (China)*	7,600	190,380
Daiichikosho Co, Ltd. (Japan)	9,072	174,292
Debenhams PLC (United Kingdom)	90,345	96,622
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	12,500	252,500
Dufry AG (Switzerland)*	1,462	166,485
MRV Engenharia e Participacoes, S.A. (Brazil)	26,810	206,384
Piaggio & C SpA (Italy)	96,200	255,748
SAF-Holland, S.A. (Germany)*	46,092	279,430
Stanley Electric Co., Ltd. (Japan)	15,502	238,320
WH Smith PLC (United Kingdom)	18,400	160,216
Total Consumer Discretionary		2,421,551
Consumer Staples - 7.3%
Asian Bamboo AG (Germany)	17,137	334,785
Asian Citrus Holdings, Ltd. (Hong Kong)	451,100	259,100
Britvic PLC (United Kingdom)	29,900	162,266
New Britain Palm Oil, Ltd. (New Guinea)	10,108	137,041
PureCircle, Ltd. (Bermuda)*	180,133	254,256
Total Consumer Staples		1,147,448
Energy - 11.1%
Electromagnetic GeoServices AS (Norway)*	125,624	353,141
Fred Olsen Energy ASA (Norway)	8,379	316,475
Ithaca Energy, Inc. (Canada)*	134,002	379,541
Lamprell PLC (Arab Emirates)	55,576	262,580
Polarcus, Ltd. (Arab Emirates)*	181,365	120,655
Premier Oil PLC (United Kingdom)*	48,332	313,796
Total Energy		1,746,188
Financials - 14.2%
Admiral Group PLC (United Kingdom)	16,800	249,110
Close Brothers Group PLC (United Kingdom)	26,734	284,580
Credit Saison Co., Ltd. (Japan)	14,300	291,772
Dongbu Insurance Co, Ltd. (South Korea)	3,650	155,956
First Pacific Co., Ltd. (Hong Kong)	324,000	370,417
GP Investments, Ltd., BDR (Brazil)*	73,597	169,334
International Personal Finance PLC (United Kingdom)	90,625	272,271
Lancashire Holdings, Ltd. (Bermuda)	13,416	145,648
Provident Financial PLC (United Kingdom)	11,800	178,538
Thanachart Capital PCL (Thailand)	140,300	117,644
Total Financials		2,235,270
Health Care - 9.3%
China Kanghui Holdings, Inc., Sponsored ADR (China)*	8,501	147,917

	Shares	Value
Hikma Pharmaceuticals PLC (United Kingdom)	31,741	$359,568
Mindray Medical International, Ltd., ADR (China)	6,300	187,488
Santen Pharmaceutical Co., Ltd. (Japan)	5,226	214,560
Sawai Pharmaceutical Co., Ltd. (Japan)	3,087	332,454
WuXi PharmaTech Cayman, Inc., ADR (China)*	16,366	222,250
Total Health Care		1,464,237
Industrials - 21.1%
Ashtead Group PLC (United Kingdom)	139,123	516,751
Deutz AG (Germany)*	53,775	365,876
Hitachi Transport System, Ltd. (Japan)	17,967	306,150
Homeserve PLC (United Kingdom)	53,500	239,542
Intrum Justitia AB (Sweden)	26,968	425,516
KUKA AG (Germany)*	16,000	340,399
Localiza Rent a Car, S.A. (Brazil)	7,159	117,555
Makita Corp. (Japan)	3,200	121,099
Neo Material Technologies, Inc. (Canada)*	28,600	238,167
Rational AG (Germany)	1,224	274,396
Wacker Neuson SE (Germany)	25,865	381,192
Total Industrials		3,326,643
Information Technology - 10.2%
Digital China Holdings, Ltd. (Hong Kong)	137,000	225,814
RIB Software AG (Germany)*	17,156	87,007
Simplo Technology Co., Ltd. (Taiwan)	22,990	161,567
So-net Entertainment Corp. (Japan)	87	333,714
Synnex Technology International Corp. (Taiwan)	92,918	229,327
Totvs, S.A. (Brazil)	19,270	331,313
Wirecard AG (Germany)	13,400	241,450
Total Information Technology		1,610,192
Materials - 4.3%
Aquarius Platinum, Ltd. (Australia)	72,174	194,665
Huabao International Holdings, Ltd. (Hong Kong)	160,000	108,824
Medusa Mining, Ltd. (Australia)	37,600	215,878
Taseko Mines, Ltd. (Canada)*	43,600	158,711
Total Materials		678,078

Telecommunication Services - 1.5%
Inmarsat PLC (United Kingdom)	36,500	230,585

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.6%
AES Tiete, S.A. (Brazil)	20,581	$259,972
Total Common Stocks (cost $16,258,289)		15,120,164

	Shares	Value
Other Investment Companies - 1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11% (cost $300,113)	300,113	$300,113
Total Investments - 97.8% (cost $16,558,402)		15,420,277
Other Assets, less Liabilities - 2.2%		343,477
Net Assets - 100.0%		$15,763,754

Notes to Schedules of Portfolio Investments (unaudited) (continued)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$67,356,533	$1,990,542	$(2,003,726)	$(13,184)
Trilogy Emerging Markets Equity Fund	78,714,037	3,189,115	(1,456,298)	1,732,817
Trilogy International Small Cap Fund	16,559,201	707,114	(1,846,038)	(1,138,924)

*	Non-income-producing security.
[1]	Yield shown for each investment company represents the January 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies).

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Financials	$5,426,287	$7,219,544	—	$12,645,831
Information Technology	7,974,877	2,850,807	—	10,825,684
Consumer Discretionary	5,275,675	4,827,015	—	10,102,690
Industrials	3,537,974	5,428,365	—	8,966,339
Energy	5,399,785	2,275,650	—	7,675,435
Consumer Staples	1,765,466	3,216,793	—	4,982,259
Health Care	3,144,372	1,750,767	—	4,895,139
Materials	1,056,196	2,772,066	—	3,828,262
Utilities	1,101,604	—	—	1,101,604
Telecommunication Services	—	966,412	—	966,412
Exchange Traded Notes	611,793	—	—	611,793
Other Investment Companies	741,901	—	—	741,901

Total Investments	$36,035,930	$31,307,419	—	$67,343,349

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$7,611,427	$15,182,374	—	$22,793,801
Energy	5,792,305	7,290,862	—	13,083,167
Information Technology	1,348,850	9,758,379	—	11,107,229
Consumer Discretionary	1,857,482	8,247,683	—	10,105,165
Materials	3,482,662	5,138,224	—	8,620,886
Consumer Staples	610,988	3,736,126	—	4,347,114
Industrials	2,475,060	902,629	—	3,377,689
Telecommunication Services	1,605,389	851,951	—	2,457,340
Health Care	1,142,598	819,270	—	1,961,868
Utilities	741,831	861,601	—	1,603,432
Other Investment Companies	989,163	—	—	989,163

Total Investments	$27,657,755	$52,789,099	—	$80,446,854

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$355,722	$2,970,921	—	$3,326,643
Consumer Discretionary	870,682	1,550,869	—	2,421,551
Financials	418,444	1,816,826	—	2,235,270
Energy	379,541	1,366,647	—	1,746,188
Information Technology	331,313	1,278,879	—	1,610,192
Health Care	557,655	906,582	—	1,464,237
Consumer Staples	—	1,147,448	—	1,147,448
Materials	158,711	519,367	—	678,078
Utilities	259,972	—	—	259,972
Telecommunication Services	—	230,585	—	230,585
Other Investment Companies	300,113	—	—	300,113

Total Investments	$3,632,153	$11,788,124	—	$15,420,277

As of January 31, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 19, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 19, 2012